INFORMATION ABOUT COMPONENTS OF EQUITY (Tables)	12 Months Ended
Jun. 30, 2019
INFORMATION ABOUT COMPONENTS OF EQUITY
Summary of contributions made by Bioceres S.A.

	06/30/2019	06/30/2018	06/30/2017	12/31/2016

Capital contributions	294,041	1,572,235	2,585,580	48,083,838
Intangible contributed	623,022	2,105,616	2,049,823	—
Preferred shares contributed		3,331,534	(3,277,615)	—
Incorporation of financial debt (*)	(15,475,410)	(5,000,000)	—	15,569,028
Financed payment to Rizobacter sellers	—	—	—	(13,182,575)
	(14,558,347)	2,009,385	1,357,788	50,470,291

(*)Financial debt taken by the Group in connect with Rizobacter acquisition

Summary of subsidiaries whose non-controlling interest are significant

Name	Country	06/30/2019	06/30/2018	06/30/2017
Rizobacter Argentina S.A.	Argentina	20%	40%	40%

Summarized financial information

	06/30/2019	06/30/2018	06/30/2017
Current assets	115,546,951	86,461,071	86,202,115
Non-current assets	47,418,450	48,295,110	113,906,651
Total assets	162,965,401	134,756,181	200,108,766

Current liabilities	100,590,919	88,270,487	60,192,036
Non-current liabilities	34,788,705	29,598,319	65,604,538
Total liabilities	135,379,624	117,868,806	125,796,574

Equity attributable to controlling interest	27,584,666	16,824,251	74,266,985
Equity attributable to non-controlling interest	1,111	63,124	45,207
Total equity	27,585,777	16,887,375	74,312,192

Total liabilities and equity	162,965,401	134,756,181	200,108,766

				Period from
				10/19/16 -
Summary statements of comprehensive income or loss	06/30/2019	06/30/2018	06/30/2017	12/31/2016
Revenues	156,741,933	129,798,271	44,458,442	36,739,496
Cost of sales	(85,287,771)	(71,699,144)	(27,494,324)	(26,818,086)
Gross margin	71,454,162	58,099,127	16,964,118	9,921,410

Research and development expenses	(2,367,727)	(2,902,235)	(1,711,089)	(555,676)
Selling, general and administrative expenses	(31,316,843)	(31,219,784)	(14,501,080)	(6,936,425)
Share of profit or loss of joint ventures and associates	1,071,297	(1,683,949)	(610,994)	(161,436)
Other income	286,626	524,672	53,928	—
Operating profit	39,127,515	22,817,831	194,883	2,267,873

Financial results	(24,650,359)	(37,989,573)	(8,619,703)	(4,014,402)
Loss before taxes	14,477,156	(15,171,742)	(8,424,820)	(1,746,529)

Income tax benefit (expense)	(7,729,300)	3,275,077	2,333,310	(1,836,968)
Result for the year	6,747,856	(11,896,665)	(6,091,510)	(3,583,497)

Exchange differences on translation of foreign operations	17,197	(8,266,718)	202,981	(898,790)
Revaluation of property, plant and equipment, net of tax	(1,347,124)	14,079,875	2,032,872	—
Total comprehensive result	5,417,929	(6,083,508)	(3,855,657)	(4,482,287)